Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000201200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Emerging Markets USD Bond ETF
Trading Symbol	GEMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access Emerging Markets USD Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEMD	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of global fixed income markets was broadly influenced by rising long-term interest rates, steepening yield curves and tightening credit spreads. Volatility increased amid shifting expectations about the pace and magnitude of U.S. Federal Reserve ("Fed")  rate cuts, U.S. Administration fiscal policy and geopolitical events. In September 2024, when the Period began, the Fed launched its long-awaited easing cycle, cutting the targeted federal funds rate by 50 basis points on the back of a perceived slowdown in the U.S. labor market. Two more interest rate cuts, each 25 basis points, followed in November and December. Fed policymakers indicated they would continue to balance inflation risks with potential labor market weakness. After U.S. inflation increased slightly at the start of 2025, the Fed paused its easing cycle. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of higher consumer costs and a drop in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs Emerging Markets USD Bond Index	Bloomberg Global Aggregate Index
2/15/22	$10,000	$10,000	$10,000
8/22	$8,389	$8,294	$9,405
8/23	$8,686	$8,631	$9,457
8/24	$9,735	$9,693	$10,164
8/25	$10,322	$10,284	$10,519

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced February 15, 2022)	6.03%	0.90%
FTSE Goldman Sachs Emerging Markets USD Bond Index	6.10%	0.79%
Bloomberg Global Aggregate Index	3.49%	1.44%

Performance Inception Date	Feb. 15, 2022
AssetsNet	$ 31,210,456
Advisory Fees Paid, Amount	$ 163,418
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$31,210,456
# of Portfolio Holdings as of Period End	170
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$163,418

Holdings [Text Block]

Sector Allocation (%)

Government	86.0
Energy	8.2
Basic Materials	1.6
Financial	1.4
Utilities	0.6
Industrial	0.6
Investment Company	0.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in unitary fees and elimination of associated fee waiver.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000186813
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access High Yield Corporate Bond ETF
Trading Symbol	GHYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access High Yield Corporate Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GHYB	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income market was broadly influenced by rising long-term interest rates, steepening yield curves and tightening credit spreads. Volatility increased amid shifting expectations about the pace and magnitude of Federal Reserve (“Fed”) rate cuts, U.S. Administration fiscal policy and geopolitical events. In September 2024, when the Period began, the Fed launched its long-awaited easing cycle, cutting the targeted federal funds rate by 50 basis points on the back of a perceived slowdown in the U.S. labor market. Two more interest rate cuts, each 25 basis points, followed in November and December. Fed policymakers indicated they would continue to balance inflation risks with potential labor market weakness. After inflation increased slightly at the start of 2025, the Fed paused its easing cycle. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of higher consumer costs and a drop in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs High Yield Corporate Bond Index	Bloomberg High Yield Very Liquid Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
9/5/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,250	$10,298	$10,260	$9,869
8/19	$10,988	$11,064	$10,997	$10,873
8/20	$11,533	$11,583	$11,451	$11,576
8/21	$12,346	$12,427	$12,455	$11,567
8/22	$10,979	$11,159	$11,050	$10,234
8/23	$11,762	$11,992	$11,845	$10,113
8/24	$13,165	$13,464	$13,330	$10,851
8/25	$14,278	$14,589	$14,394	$11,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 5, 2017)	8.45%	4.36%	4.55%
FTSE Goldman Sachs High Yield Corporate Bond Index	8.36%	4.72%	4.84%
Bloomberg High Yield Very Liquid Index (Total Return, USD, Unhedged)	7.98%	4.68%	4.66%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.42%

Performance Inception Date	Sep. 05, 2017
AssetsNet	$ 95,890,648
Advisory Fees Paid, Amount	$ 281,076
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$95,890,648
# of Portfolio Holdings as of Period End	669
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$281,076

Holdings [Text Block]

Sector Allocation (%)

Consumer Cyclical	17.6
Energy	8.2
Consumer Noncyclical	8.1
Communications	7.0
Financial Company	5.9
Healthcare	5.1
Capital Goods	5.3
Electric	3.2
Broadcasting	3.0
Other	35.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in unitary fees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202360
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Inflation Protected USD Bond ETF
Trading Symbol	GTIP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access Inflation Protected USD Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTIP	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income market was broadly influenced by rising long-term interest rates, steepening yield curves and tightening credit spreads. Volatility increased amid shifting expectations about the pace and magnitude of Federal Reserve (“Fed”) rate cuts, U.S. Administration fiscal policy and geopolitical events. In September 2024, when the Period began, the Fed launched its long-awaited easing cycle, cutting the targeted federal funds rate by 50 basis points on the back of a perceived slowdown in the U.S. labor market. Two more interest rate cuts, each 25 basis points, followed in November and December. Fed policymakers indicated they would continue to balance inflation risks with potential labor market weakness. After inflation increased slightly at the start of 2025, the Fed paused its easing cycle. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of higher consumer costs and a drop in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index	Bloomberg U.S. Aggregate Bond Index
10/2/18	$10,000	$10,000	$10,000
8/19	$10,861	$10,871	$11,086
8/20	$11,794	$11,818	$11,803
8/21	$12,457	$12,497	$11,794
8/22	$11,699	$11,745	$10,435
8/23	$11,274	$11,330	$10,311
8/24	$11,962	$12,032	$11,064
8/25	$12,523	$12,608	$11,411

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced October 2, 2018)	4.69%	1.21%	3.31%
FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index	4.79%	1.30%	3.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.93%

Performance Inception Date	Oct. 02, 2018
AssetsNet	$ 177,118,594
Advisory Fees Paid, Amount	$ 147,974
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$177,118,594
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	45%
Total Net Advisory Fees Paid for the Period	$147,974

Holdings [Text Block]

Sector Allocation (%)

Government	99.3
Other	0.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215324
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Trading Symbol	GSIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIG	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income market was broadly influenced by rising long-term interest rates, steepening yield curves and tightening credit spreads. Volatility increased amid shifting expectations about the pace and magnitude of Federal Reserve (“Fed”) rate cuts, U.S. Administration fiscal policy and geopolitical events. In September 2024, when the Period began, the Fed launched its long-awaited easing cycle, cutting the targeted federal funds rate by 50 basis points on the back of a perceived slowdown in the U.S. labor market. Two more interest rate cuts, each 25 basis points, followed in November and December. Fed policymakers indicated they would continue to balance inflation risks with potential labor market weakness. After inflation increased slightly at the start of 2025, the Fed paused its easing cycle. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of higher consumer costs and a drop in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index	Bloomberg U.S. Aggregate Bond Index
7/7/20	$10,000	$10,000	$10,000
8/20	$10,070	$10,077	$10,031
8/21	$10,181	$10,212	$10,023
8/22	$9,539	$9,584	$8,868
8/23	$9,741	$9,805	$8,763
8/24	$10,486	$10,587	$9,403
8/25	$11,076	$11,196	$9,698

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced July 7, 2020)	5.63%	1.92%	2.00%
FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index	5.75%	2.12%	2.21%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	-0.60%

Performance Inception Date	Jul. 07, 2020
AssetsNet	$ 11,953,020
Advisory Fees Paid, Amount	$ 6,982
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$11,953,020
# of Portfolio Holdings as of Period End	501
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$6,982

Holdings [Text Block]

Sector Allocation (%)

Banks	31.9
Consumer Cyclical	8.8
Consumer Noncyclical	7.3
Technology	7.1
Energy	7.0
Electric	6.5
REITs and Real Estate	4.8
Capital Goods	4.0
Financial Company	3.4
Wireless	2.5
Other	15.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in unitary fees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000186809
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Investment Grade Corporate Bond ETF
Trading Symbol	GIGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGB	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income market was broadly influenced by rising long-term interest rates, steepening yield curves and tightening credit spreads. Volatility increased amid shifting expectations about the pace and magnitude of Federal Reserve ("Fed") rate cuts, U.S. Administration fiscal policy and geopolitical events. In September 2024, when the Period began, the Fed launched its long-awaited easing cycle, cutting the targeted federal funds rate by 50 basis points on the back of a perceived slowdown in the U.S. labor market. Two more interest rate cuts, each 25 basis points, followed in November and December. Fed policymakers indicated they would continue to balance inflation risks with potential labor market weakness. After inflation increased slightly at the start of 2025, the Fed paused its easing cycle. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of higher consumer costs and a drop in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs Investment Grade Corporate Bond Index	Bloomberg US Corporate Investment Grade Index	Bloomberg U.S. Aggregate Bond Index
6/6/17	$10,000	$10,000	$10,000	$10,000
8/17	$10,119	$10,126	$10,142	$10,095
8/18	$10,011	$10,041	$10,040	$9,989
8/19	$11,347	$11,403	$11,378	$11,005
8/20	$12,252	$12,333	$12,232	$11,717
8/21	$12,505	$12,615	$12,541	$11,708
8/22	$10,634	$10,750	$10,671	$10,359
8/23	$10,724	$10,840	$10,766	$10,236
8/24	$11,687	$11,834	$11,766	$10,983
8/25	$12,132	$12,294	$12,227	$11,328

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced June 6, 2017)	3.81%	-0.20%	2.37%
FTSE Goldman Sachs Investment Grade Corporate Bond Index	3.89%	-0.06%	2.54%
Bloomberg US Corporate Investment Grade Index	3.91%	-0.01%	2.47%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.52%

Performance Inception Date	Jun. 06, 2017
AssetsNet	$ 674,497,066
Advisory Fees Paid, Amount	$ 808,450
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$674,497,066
# of Portfolio Holdings as of Period End	1,668
Portfolio Turnover Rate for the Period	10%
Total Net Advisory Fees Paid for the Period	$808,450

Holdings [Text Block]

Sector Allocation (%)

Banks	23.4
Consumer Noncyclical	8.7
Electric	9.4
Technology	7.5
Consumer Cyclical	7.1
Energy	6.9
Healthcare	3.8
Wireless	3.5
Capital Goods	3.2
REITs and Real Estate	2.8
Other	22.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective January 31, 2025, the Fund changed its principal investment strategy to reflect its underlying index’s updated index methodology.

The Fund's net expense ratio decreased during the Period as a result of a reduction in unitary fees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238223
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Municipal Bond ETF
Trading Symbol	GMUN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access Municipal Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUN	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Municipal bond performance was driven primarily by supply/demand dynamics. The market saw record amounts of new issuance along with fluctuating demand for longer duration municipal securities. Uncertainty about U.S. tax policy in early 2025 was another notable influence. Overall, shorter-maturity municipal bonds generated gains, amid a drop in short-term yields. Longer-term maturities recorded negative returns, driven by the steepening of the municipal yield curve.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Municipal 1-17 Year ex AMT Index	Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)	Bloomberg U.S. Aggregate Bond Index
3/7/23	$10,000	$10,000	$10,000	$10,000
8/23	$10,023	$10,081	$10,072	$10,138
8/24	$10,410	$10,599	$10,539	$10,878
8/25	$10,667	$10,801	$10,820	$11,220

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced March 7, 2023)	2.47%	2.63%
Bloomberg Municipal 1-17 Year ex AMT Index	1.90%	3.14%
Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)	2.66%	3.22%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.73%

Performance Inception Date	Mar. 07, 2023
AssetsNet	$ 9,929,132
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 6,856
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$9,929,132
# of Portfolio Holdings as of Period End	281
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$6,856

Holdings [Text Block]

Sector Allocation (%)

State	16.7%
Appropriation	9.7%
Water & Sewer	9.3%
Higher Education	9.2%
Hospitals	8.1%
School District	5.3%
Income Tax Financing	5.0%
City	4.8%
Tax Backed District	3.2%
Miscellaneous Tax	2.8%
Gas Forward	2.6%
Electricity & Public Power	2.5%
Farebox (Mass & Rapid Transit)	2.5%
Sales Tax	2.3%
Other	16.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 30, 2025, the Fund changed its name from the Goldman Sachs Community Municipal Bond ETF to the Goldman Sachs Access Municipal Bond ETF. The Fund also changed its investment objective and principal investment strategy.

The Fund's net expense ratio decreased during the Period as a result of a reduction in unitary fees and elimination of associated fee waiver.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000172210
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Treasury 0-1 Year ETF
Trading Symbol	GBIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access Treasury 0-1 Year ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBIL	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income market was broadly influenced by rising long-term interest rates, steepening yield curves and tightening credit spreads. Volatility increased amid shifting expectations about the pace and magnitude of Federal Reserve ("Fed") rate cuts, U.S. Administration fiscal policy and geopolitical events. In September 2024, when the Period began, the Fed launched its long-awaited easing cycle, cutting the targeted federal funds rate by 50 basis points on the back of a perceived slowdown in the U.S. labor market. Two more interest rate cuts, each 25 basis points, followed in November and December. Fed policymakers indicated they would continue to balance inflation risks with potential labor market weakness. After inflation increased slightly at the start of 2025, the Fed paused its easing cycle. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of higher consumer costs and a drop in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE US Treasury 0-1 Year Composite Select Index	Bloomberg U.S. Aggregate Bond Index
9/6/16	$10,000	$10,000	$10,000
8/17	$10,053	$10,064	$10,035
8/18	$10,190	$10,212	$9,930
8/19	$10,434	$10,467	$10,939
8/20	$10,583	$10,623	$11,647
8/21	$10,580	$10,634	$11,638
8/22	$10,581	$10,653	$10,297
8/23	$11,004	$11,104	$10,175
8/24	$11,603	$11,730	$10,917
8/25	$12,117	$12,274	$11,260

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 6, 2016)	4.43%	2.74%	2.16%
FTSE US Treasury 0-1 Year Composite Select Index	4.64%	2.93%	2.31%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.33%

Performance Inception Date	Sep. 06, 2016
AssetsNet	$ 6,245,227,924
Advisory Fees Paid, Amount	$ 7,107,059
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$6,245,227,924
# of Portfolio Holdings as of Period End	945
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$7,107,059

Holdings [Text Block]

Sector Allocation (%)

Government	99.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215322
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access U.S. Aggregate Bond ETF
Trading Symbol	GCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access U.S. Aggregate Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCOR	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income market was broadly influenced by rising long-term interest rates, steepening yield curves and tightening credit spreads. Volatility increased amid shifting expectations about the pace and magnitude of Federal Reserve (“Fed”) rate cuts, U.S. Administration fiscal policy and geopolitical events. In September 2024, when the Period began, the Fed launched its long-awaited easing cycle, cutting the targeted federal funds rate by 50 basis points on the back of a perceived slowdown in the U.S. labor market. Two more interest rate cuts, each 25 basis points, followed in November and December. Fed policymakers indicated they would continue to balance inflation risks with potential labor market weakness. After inflation increased slightly at the start of 2025, the Fed paused its easing cycle. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of higher consumer costs and a drop in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs US Broad Bond Market Index	Bloomberg U.S. Aggregate Bond Index
9/8/20	$10,000	$10,000	$10,000
8/21	$9,948	$9,979	$9,983
8/22	$8,742	$8,775	$8,833
8/23	$8,604	$8,664	$8,728
8/24	$9,204	$9,295	$9,365
8/25	$9,467	$9,584	$9,659

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced September 8, 2020)	2.86%	-1.09%
FTSE Goldman Sachs US Broad Bond Market Index	3.11%	-0.85%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.70%

Performance Inception Date	Sep. 08, 2020
AssetsNet	$ 638,147,216
Advisory Fees Paid, Amount	$ 381,789
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$638,147,216
# of Portfolio Holdings as of Period End	1,469
Portfolio Turnover Rate for the Period	306%
Total Net Advisory Fees Paid for the Period	$381,789

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Notes	34.3
Mortgage-Backed Securities	24.1
Corporate Obligations	22.0
U.S. Treasury Bonds	10.3
Foreign Corporate Debt	5.3
Sovereign Debt Obligations	2.5
U.S. Government Agency Obligations	0.8
Other	11.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in unitary fees.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000248475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF
Trading Symbol	GPRF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPRF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Rising interest rates, Federal Reserve ( "Fed") monetary policy, U.S. trade policy and market technicals had the greatest impact on preferred stocks and hybrid securities. During the first six months of the Period, $25 par exchange traded securities ("$25 pars"), which typically have fixed-rate coupons and are of longer duration, outperformed $1,000 par over-the-counter traded securities ("$1,000 pars"). The strong performance followed the Fed’s 50 basis point interest rate cut in September 2024. However, the potential implementation of trade tariffs by the U.S. Administration sparked inflation concerns, and investor expectations for Fed monetary policy changed, even though the Fed cut rates by 25 basis points in both November and December. As a result, $1,000 pars materially outperformed $25 pars from March through June 2025.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Goldman Sachs U.S. Preferred Stock & Hybrid Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
7/30/24	$10,000	$10,000	$10,000
8/24	$10,210	$10,217	$10,199
8/25	$10,747	$10,790	$10,519

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced July 30, 2024)	5.26%	6.83%
FTSE Goldman Sachs U.S. Preferred Stock & Hybrid Index (Total Return, USD, Unhedged)	5.61%	7.22%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.74%

Performance Inception Date	Jul. 30, 2024
AssetsNet	$ 112,138,286
Advisory Fees Paid, Amount	$ 415,453
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$112,138,286
# of Portfolio Holdings as of Period End	436
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$415,453

Holdings [Text Block]

Sector Allocation (%)

Banks	28.5
Financial	26.5
Electric	13.7
Energy	8.4
Insurance	6.7
Utilities	3.3
Communications	2.2
Financial Company	2.2
Wireless	2.1
Other	5.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152548
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity ETF
Trading Symbol	GEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEM	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, benefitting both from a reduction in currency pressures and from compelling valuations. Still, performance across individual country markets was diverse, with some showing resilience supported by domestic demand and foreign investment inflows, while others were affected by global trade policies, including tariffs, and slowed economic activity. Geopolitical tensions impacted the emerging markets equity markets as well, creating both opportunities and challenges.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® Emerging Markets Equity Index	MSCI Emerging Markets Index (Net, USD, Unhedged)
9/25/15	$10,000	$10,000	$10,000
8/16	$11,329	$11,377	$11,575
8/17	$13,877	$13,966	$14,414
8/18	$13,838	$14,004	$14,316
8/19	$13,394	$13,528	$13,692
8/20	$14,677	$14,837	$15,676
8/21	$17,684	$17,976	$18,987
8/22	$13,799	$14,050	$14,848
8/23	$14,282	$14,599	$15,033
8/24	$16,304	$16,945	$17,299
8/25	$19,193	$19,939	$20,205

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 25, 2015)	17.72%	5.51%	6.78%
Goldman Sachs ActiveBeta® Emerging Markets Equity Index	17.67%	6.09%	7.19%
MSCI Emerging Markets Index (Net, USD, Unhedged)	16.80%	5.20%	7.33%

Performance Inception Date	Sep. 25, 2015
AssetsNet	$ 1,059,127,397
Advisory Fees Paid, Amount	$ 3,748,678
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,059,127,397
# of Portfolio Holdings as of Period End	753
Portfolio Turnover Rate for the Period	32%
Total Net Advisory Fees Paid for the Period	$3,748,678

Holdings [Text Block]

Sector Allocation (%)

Financials	25.9%
Information Technology	23.9%
Consumer Discretionary	12.4%
Communication Services	10.2%
Industrials	5.9%
Materials	5.6%
Health Care	4.5%
Consumer Staples	4.4%
Energy	3.0%
Other	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152549
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Europe Equity ETF
Trading Symbol	GSEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ActiveBeta® Europe Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEU	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The European equity markets experienced volatility driven largely by delicate economic growth, political uncertainties in certain countries, geopolitical tensions and concerns around U.S.-imposed tariffs, even as some signs of resilient economic activity were noted. That said, the European equity markets broadly performed strongly, with central bank actions, including interest rate cuts, a key factor in the region’s market dynamics. For the Period overall, the U.K. equity market outperformed the equity markets of continental Europe, though both the MSCI Europe ex UK Index and MSCI UK Index generated double-digit positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® Europe Equity Index	MSCI Europe Index
3/2/16	$10,000	$10,000	$10,000
8/16	$10,623	$10,618	$10,615
8/17	$12,690	$12,710	$12,677
8/18	$13,249	$13,268	$13,010
8/19	$12,831	$12,838	$12,615
8/20	$13,692	$13,706	$13,300
8/21	$17,862	$17,937	$17,182
8/22	$13,430	$13,522	$13,475
8/23	$16,707	$16,710	$16,509
8/24	$19,753	$19,773	$19,776
8/25	$22,716	$22,776	$22,402

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced March 2, 2016)	15.00%	10.65%	9.01%
Goldman Sachs ActiveBeta® Europe Equity Index	15.19%	10.69%	9.04%
MSCI Europe Index	13.28%	10.98%	8.85%

Performance Inception Date	Mar. 02, 2016
AssetsNet	$ 109,186,146
Advisory Fees Paid, Amount	$ 187,906
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$109,186,146
# of Portfolio Holdings as of Period End	343
Portfolio Turnover Rate for the Period	26%
Total Net Advisory Fees Paid for the Period	$187,906

Holdings [Text Block]

Sector Allocation (%)

Financials	27.5%
Industrials	19.8%
Health Care	13.0%
Consumer Staples	9.2%
Consumer Discretionary	8.0%
Information Technology	6.6%
Communication Services	4.8%
Materials	4.0%
Energy	3.2%
Other	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity ETF
Trading Symbol	GSIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ActiveBeta® International Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIE	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market posted double-digit positive returns for the Period but experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Still, strong performance overall was supported by improved economic recovery in developed markets, solid corporate earnings, increased defense spending, European Central Bank interest rate cuts and some progress late in the Period in trade deals with the U.S. that modestly eased significant concerns around the potential impact of U.S.-imposed tariffs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® International Equity Index	MSCI World ex USA Index
11/6/15	$10,000	$10,000	$10,000
8/16	$10,090	$10,095	$9,999
8/17	$11,872	$11,899	$11,713
8/18	$12,620	$12,656	$12,241
8/19	$12,230	$12,260	$11,886
8/20	$12,960	$13,006	$12,594
8/21	$16,475	$16,552	$15,941
8/22	$13,150	$13,223	$12,982
8/23	$15,307	$15,390	$15,118
8/24	$18,129	$18,233	$18,058
8/25	$21,141	$21,273	$20,745

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced November 6, 2015)	16.61%	10.27%	7.91%
Goldman Sachs ActiveBeta® International Equity Index	16.67%	10.34%	7.98%
MSCI World ex USA Index	14.88%	10.49%	7.71%

Performance Inception Date	Nov. 06, 2015
AssetsNet	$ 4,219,514,771
Advisory Fees Paid, Amount	$ 9,386,623
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,219,514,771
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$9,386,623

Holdings [Text Block]

Sector Allocation (%)

Financials	29.2%
Industrials	18.7%
Consumer Discretionary	10.2%
Health Care	9.2%
Consumer Staples	8.4%
Information Technology	7.7%
Materials	4.8%
Communication Services	4.3%
Energy	3.7%
Other	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152550
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Japan Equity ETF
Trading Symbol	GSJY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ActiveBeta® Japan Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSJY	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Japanese equity market posted double-digit positive returns for the Period but saw significant shifts, marked by central bank policy adjustments, that led to notable volatility. Currency movements also played a role, impacting export competitiveness and investor sentiment. Despite some sharp market movements, underlying economic trends, including a move away from deflation and corporate governance reforms, provided a supportive backdrop. Further supporting the Japanese equity market toward the end of the annual period were solid corporate earnings results, improved economic data and a U.S./Japan trade deal that finalized at the end of July 2025.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® Japan Equity Index	MSCI Japan Index
3/2/16	$10,000	$10,000	$10,000
8/16	$10,717	$10,699	$10,958
8/17	$12,297	$12,275	$12,458
8/18	$13,455	$13,410	$13,586
8/19	$12,874	$12,765	$12,823
8/20	$14,054	$13,935	$14,126
8/21	$16,587	$16,426	$16,946
8/22	$13,475	$13,322	$13,733
8/23	$15,589	$15,413	$15,834
8/24	$18,441	$18,228	$18,952
8/25	$20,978	$20,747	$21,404

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced March 2, 2016)	13.76%	8.34%	8.11%
Goldman Sachs ActiveBeta® Japan Equity Index	13.82%	8.28%	7.98%
MSCI Japan Index	12.94%	8.66%	8.33%

Performance Inception Date	Mar. 02, 2016
AssetsNet	$ 62,111,544
Advisory Fees Paid, Amount	$ 82,236
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$62,111,544
# of Portfolio Holdings as of Period End	174
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$82,236

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.6%
Financials	18.7%
Consumer Discretionary	18.2%
Information Technology	12.4%
Communication Services	6.8%
Health Care	5.2%
Consumer Staples	5.1%
Materials	4.2%
Energy	2.9%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152551
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Large Cap Equity ETF
Trading Symbol	GSLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSLC	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index	S&P 500® Index
9/17/15	$10,000	$10,000	$10,000
8/16	$10,897	$10,907	$11,140
8/17	$12,439	$12,467	$12,948
8/18	$15,132	$15,183	$15,494
8/19	$15,498	$15,564	$15,946
8/20	$18,888	$18,992	$19,445
8/21	$24,594	$24,752	$25,505
8/22	$21,470	$21,623	$22,641
8/23	$24,654	$24,854	$26,250
8/24	$31,306	$31,589	$33,374
8/25	$36,161	$36,529	$38,674

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 17, 2015)	15.51%	13.86%	13.77%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index	15.64%	13.97%	13.88%
S&P 500® Index	15.88%	14.73%	14.54%

Performance Inception Date	Sep. 17, 2015
AssetsNet	$ 14,197,362,819
Advisory Fees Paid, Amount	$ 11,776,404
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$14,197,362,819
# of Portfolio Holdings as of Period End	431
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$11,776,404

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.3%
Financials	14.6%
Consumer Discretionary	11.3%
Communication Services	10.2%
Health Care	8.5%
Industrials	8.5%
Consumer Staples	6.4%
Energy	2.4%
Utilities	2.3%
Other	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152552
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Small Cap Equity ETF
Trading Symbol	GSSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSSC	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts. Small cap equities lagged their larger cap counterparts during the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index	Russell 2000® Index	Russell 3000® Index
6/28/17	$10,000	$10,000	$10,000	$10,000
8/17	$9,824	$9,832	$9,878	$10,138
8/18	$12,406	$12,450	$12,392	$12,191
8/19	$10,882	$10,910	$10,794	$12,351
8/20	$11,224	$11,260	$11,444	$14,999
8/21	$16,887	$16,995	$16,832	$19,954
8/22	$14,700	$14,825	$13,822	$17,304
8/23	$15,721	$15,898	$14,465	$19,858
8/24	$18,708	$18,951	$17,136	$25,049
8/25	$20,381	$20,706	$18,536	$29,017

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced June 28, 2017)	8.94%	12.67%	9.09%
Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index	9.26%	12.95%	9.30%
Russell 2000® Index	8.17%	10.12%	7.83%
Russell 3000® Index	15.84%	14.10%	13.90%

Performance Inception Date	Jun. 28, 2017
AssetsNet	$ 631,378,190
Advisory Fees Paid, Amount	$ 1,037,855
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$631,378,190
# of Portfolio Holdings as of Period End	1,359
Portfolio Turnover Rate for the Period	30%
Total Net Advisory Fees Paid for the Period	$1,037,855

Holdings [Text Block]

Sector Allocation (%)

Financials	22.2%
Industrials	16.5%
Health Care	15.0%
Information Technology	13.7%
Consumer Discretionary	11.8%
Real Estate	4.6%
Consumer Staples	3.5%
Communication Services	3.2%
Energy	3.0%
Other	6.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000233873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> World Low Vol Plus Equity ETF
Trading Symbol	GLOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLOV	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns for the Period, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the Period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index	Solactive GBS Developed Markets Large & Mid Cap Index	MSCI® ACWI Index
3/15/22	$10,000	$10,000	$10,000	$10,000
8/22	$9,435	$9,421	$9,246	$9,314
8/23	$10,487	$10,450	$10,697	$10,613
8/24	$13,027	$12,954	$13,317	$13,101
8/25	$14,853	$14,749	$15,437	$15,170

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced March 15, 2022)	14.02%	12.09%
Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index	13.86%	11.86%
Solactive GBS Developed Markets Large & Mid Cap Index	15.92%	13.35%
MSCI® ACWI Index	15.79%	12.78%

Performance Inception Date	Mar. 15, 2022
AssetsNet	$ 1,396,688,480
Advisory Fees Paid, Amount	$ 2,860,123
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,396,688,480
# of Portfolio Holdings as of Period End	443
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$2,860,123

Holdings [Text Block]

Sector Allocation (%)

Financials	21.1%
Information Technology	20.0%
Consumer Staples	11.8%
Industrials	11.5%
Health Care	9.9%
Consumer Discretionary	9.8%
Communication Services	9.2%
Utilities	3.1%
Energy	2.0%
Other	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000190083
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Trading Symbol	GSEW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEW	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive US Large Cap Equal Weight Index (GTR)	S&P 500® Index
9/12/17	$10,000	$10,000	$10,000
8/18	$11,560	$11,577	$11,842
8/19	$11,747	$11,783	$12,188
8/20	$13,170	$13,239	$14,862
8/21	$18,380	$18,499	$19,494
8/22	$15,718	$15,841	$17,305
8/23	$17,067	$17,227	$20,063
8/24	$20,981	$21,195	$25,509
8/25	$23,607	$23,852	$29,559

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced September 12, 2017)	12.52%	12.37%	11.37%
Solactive US Large Cap Equal Weight Index (GTR)	12.54%	12.49%	11.52%
S&P 500® Index	15.88%	14.73%	14.56%

Performance Inception Date	Sep. 12, 2017
AssetsNet	$ 1,335,500,250
Advisory Fees Paid, Amount	$ 950,959
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,335,500,250
# of Portfolio Holdings as of Period End	502
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$950,959

Holdings [Text Block]

Sector Allocation (%)

Financials	16.8%
Information Technology	16.7%
Industrials	15.3%
Health Care	10.7%
Consumer Discretionary	9.3%
Consumer Staples	6.3%
Utilities	5.6%
Real Estate	5.1%
Materials	5.0%
Other	9.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000168500
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Hedge Industry VIP ETF
Trading Symbol	GVIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Hedge Industry VIP ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVIP	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Goldman Sachs Hedge Fund VIP Index™ TR	S&P 500® Index
11/1/16	$10,000	$10,000	$10,000
8/17	$12,661	$12,714	$11,918
8/18	$14,594	$14,725	$14,261
8/19	$14,450	$14,597	$14,678
8/20	$20,259	$20,639	$17,898
8/21	$26,336	$26,961	$23,476
8/22	$19,239	$19,781	$20,840
8/23	$22,682	$23,425	$24,162
8/24	$29,893	$30,869	$30,720
8/25	$37,008	$38,358	$35,598

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced November 1, 2016)	23.80%	12.80%	15.96%
Goldman Sachs Hedge Fund VIP Index™ TR	24.26%	13.19%	16.43%
S&P 500® Index	15.88%	14.73%	15.45%

Performance Inception Date	Nov. 01, 2016
AssetsNet	$ 372,961,645
Advisory Fees Paid, Amount	$ 1,425,428
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$372,961,645
# of Portfolio Holdings as of Period End	51
Portfolio Turnover Rate for the Period	137%
Total Net Advisory Fees Paid for the Period	$1,425,428

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	24.6%
Financials	18.1%
Information Technology	17.5%
Communication Services	11.7%
Industrials	10.0%
Health Care	8.4%
Utilities	3.8%
Materials	2.0%
Energy	2.0%
Consumer Staples	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, investments related to the communication services sector was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000255663
Shareholder Report [Line Items]
Fund Name	Goldman Sachs India Equity ETF
Trading Symbol	GIND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs India Equity ETF (the “Fund”) for the period of April 1, 2025 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIND	$32Footnote Reference*	0.75%Footnote Reference**
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote**	Annualized

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad Indian equity market generated positive yet muted returns amid volatility driven by a contraction in headline economic growth in the third quarter of 2024 due largely to a pullback in government capital expenditure. Also, there was a domestic urban consumption slowdown due to weather patterns and monetary policy tightness and a corresponding slowdown in corporate earnings. Changes in global allocations, including risk-off sentiment towards emerging markets overall in light of the U.S. presidential election results, U.S.-imposed tariffs and high equity valuations, further pressured Indian equity market returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	MSCI India IMI (Net, USD, Unhedged)
4/1/25	$10,000	$10,000
8/25	$10,289	$10,291

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced April 1, 2025)	2.89%
MSCI India IMI (Net, USD, Unhedged)	2.91%

Performance Inception Date	Apr. 01, 2025
AssetsNet	$ 10,917,678
Advisory Fees Paid, Amount	$ 22,934
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$10,917,678
# of Portfolio Holdings as of Period End	117
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$22,934

Holdings [Text Block]

Sector Allocation (%)

Financials	28.1%
Consumer Discretionary	19.7%
Information Technology	9.4%
Health Care	9.0%
Materials	8.3%
Industrials	7.4%
Consumer Staples	6.1%
Communication Services	3.5%
Energy	2.9%
Other	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219502
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Innovate Equity ETF
Trading Symbol	GINN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Innovate Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GINN	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market generated positive returns for the Period, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the Period in both developed and emerging equity markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive Innovative Global Equity Index (Net total Return, USD, Unhedged)	MSCI® ACWI Index
11/6/20	$10,000	$10,000	$10,000
8/21	$12,680	$12,738	$12,662
8/22	$8,832	$8,864	$10,651
8/23	$10,013	$10,048	$12,137
8/24	$12,102	$12,172	$14,982
8/25	$14,593	$14,719	$17,348

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced November 6, 2020)	20.58%	8.17%
Solactive Innovative Global Equity Index (Net total Return, USD, Unhedged)	20.93%	8.36%
MSCI® ACWI Index	15.79%	12.12%

Performance Inception Date	Nov. 06, 2020
AssetsNet	$ 228,899,108
Advisory Fees Paid, Amount	$ 1,225,725
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$228,899,108
# of Portfolio Holdings as of Period End	477
Portfolio Turnover Rate for the Period	45%
Total Net Advisory Fees Paid for the Period	$1,225,725

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.9%
Health Care	20.5%
Consumer Discretionary	15.5%
Financials	14.2%
Communication Services	11.1%
Industrials	6.7%
Utilities	1.7%
Energy	1.2%
Consumer Staples	1.2%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198662
Shareholder Report [Line Items]
Fund Name	Goldman Sachs JUST U.S. Large Cap Equity ETF
Trading Symbol	JUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs JUST U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JUST	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	JUST U.S. Large Cap Diversified Index	Russell 1000® Index
6/7/18	$10,000	$10,000	$10,000
8/18	$10,511	$10,517	$10,511
8/19	$10,728	$10,750	$10,773
8/20	$13,233	$13,309	$13,197
8/21	$17,284	$17,422	$17,452
8/22	$15,119	$15,267	$15,191
8/23	$17,386	$17,587	$17,530
8/24	$22,128	$22,434	$22,193
8/25	$25,411	$25,808	$25,797

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced June 7, 2018)	14.84%	13.93%	13.75%
JUST U.S. Large Cap Diversified Index	15.04%	14.16%	13.99%
Russell 1000® Index	16.24%	14.34%	13.98%

Performance Inception Date	Jun. 07, 2018
AssetsNet	$ 478,449,735
Advisory Fees Paid, Amount	$ 813,554
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$478,449,735
# of Portfolio Holdings as of Period End	448
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$813,554

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.4%
Financials	14.8%
Communication Services	10.3%
Consumer Discretionary	10.2%
Health Care	9.3%
Industrials	8.8%
Consumer Staples	5.3%
Energy	3.1%
Utilities	2.3%
Other	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 17, 2025, the Fund changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. Additionally, the Fund has added principal investment risk disclosure to reflect its investments in the information technology sector.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000245144
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity ETF
Trading Symbol	GSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSC	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts. Small-cap equities lagged their larger counterparts during the Period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Russell 2000® Index (Total Return, USD, Unhedged)	Russell 3000® Index
10/3/23	$10,000	$10,000	$10,000
8/24	$13,405	$13,009	$13,463
8/25	$13,743	$14,072	$15,596

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced October 3, 2023)	2.52%	18.09%
Russell 2000® Index (Total Return, USD, Unhedged)	8.17%	19.56%
Russell 3000® Index	15.84%	26.16%

Performance Inception Date	Oct. 03, 2023
AssetsNet	$ 146,100,025
Advisory Fees Paid, Amount	$ 967,276
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$146,100,025
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	57%
Total Net Advisory Fees Paid for the Period	$967,276

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.3%
Financials	21.0%
Information Technology	16.3%
Consumer Discretionary	13.6%
Health Care	13.0%
Real Estate	4.5%
Materials	3.9%
Energy	2.4%
Consumer Staples	1.6%
Other	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Small Cap Core Equity ETF to the Goldman Sachs Small Cap Equity ETF. The Fund also changed its 80% investment policy and principal investment strategy reflective of investments consistent with the Fund’s new name. These changes will not materially impact (i) the way in which the Fund is managed, (ii) the portfolio holdings of the Fund, or (iii) the Fund’s investment objective to seek long-term growth of capital. Additionally, the Fund added principal investment risk disclosures to reflect its investments in the financial services, health care, industrials, and information technology sectors.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000228400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Future Health Care Equity ETF
Trading Symbol	GDOC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Future Health Care Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GDOC	$70	0.75%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market generated positive returns during the Period, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the Period in both developed and emerging equity markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	MSCI ACWI Health Care Index	MSCI® ACWI Index
11/9/21	$10,000	$10,000	$10,000
8/22	$7,545	$8,907	$8,218
8/23	$8,170	$9,745	$9,364
8/24	$9,431	$11,713	$11,559
8/25	$8,234	$10,440	$13,385

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced November 9, 2021)	-12.69%	-4.97%
MSCI ACWI Health Care Index	-10.87%	1.14%
MSCI® ACWI Index	15.79%	7.95%

Performance Inception Date	Nov. 09, 2021
AssetsNet	$ 20,308,328
Advisory Fees Paid, Amount	$ 127,880
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$20,308,328
# of Portfolio Holdings as of Period End	39
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$127,880

Holdings [Text Block]

Sector Allocation (%)

Health Care	98.4%
Investment Company	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Future Tech Leaders Equity ETF
Trading Symbol	GTEK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Future Tech Leaders Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTEK	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market generated positive returns during the Period, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence (AI), a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the Period in both developed and emerging equity markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	MSCI® ACWI Index	MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
9/14/21	$10,000	$10,000	$10,000
8/22	$5,997	$8,475	$7,197
8/23	$6,240	$9,657	$7,925
8/24	$7,453	$11,921	$9,602
8/25	$9,181	$13,803	$11,698

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced September 14, 2021)	23.19%	-2.13%
MSCI® ACWI Index	15.79%	8.47%
MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index	21.83%	4.03%

Performance Inception Date	Sep. 14, 2021
AssetsNet	$ 175,849,710
Advisory Fees Paid, Amount	$ 1,220,528
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$175,849,710
# of Portfolio Holdings as of Period End	61
Portfolio Turnover Rate for the Period	59%
Total Net Advisory Fees Paid for the Period	$1,220,528

Holdings [Text Block]

Sector Allocation (%)

Information Technology	71.4%
Communication Services	11.1%
Consumer Discretionary	6.5%
Industrials	4.9%
Financials	3.4%
Health Care	1.2%
Other	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214554
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity ETF
Trading Symbol	GSEE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEE	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, benefitting both from a reduction in currency pressures and from compelling valuations. Still, performance across individual country markets was diverse, with some showing resilience supported by domestic demand and foreign investment inflows, while others were affected by global trade policies, including tariffs, and slowed economic activity. Geopolitical tensions impacted the emerging markets equity markets as well, creating both opportunities and challenges.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS Emerging Markets Large & Mid Cap Index	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/12/20	$10,000	$10,000	$10,000
8/20	$12,154	$12,206	$12,248
8/21	$14,506	$14,602	$14,835
8/22	$11,603	$11,670	$11,601
8/23	$11,790	$11,909	$11,746
8/24	$13,382	$13,759	$13,516
8/25	$15,635	$16,043	$15,787

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced May 12, 2020)	16.84%	5.16%	8.79%
Solactive GBS Emerging Markets Large & Mid Cap Index	16.60%	5.62%	9.32%
MSCI Emerging Markets Index (Net, USD, Unhedged)	16.80%	5.20%	8.98%

Performance Inception Date	May 12, 2020
AssetsNet	$ 119,676,315
Advisory Fees Paid, Amount	$ 374,675
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$119,676,315
# of Portfolio Holdings as of Period End	1,988
Portfolio Turnover Rate for the Period	8%
Total Net Advisory Fees Paid for the Period	$374,675

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.2%
Financials	22.4%
Consumer Discretionary	12.4%
Communication Services	9.5%
Industrials	8.7%
Materials	6.2%
Consumer Staples	4.1%
Energy	3.9%
Health Care	3.8%
Other	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214553
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity ETF
Trading Symbol	GSID
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® International Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSID	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market posted double-digit positive returns for the Period but experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Still, strong performance overall was supported by improved economic recovery in developed markets, solid corporate earnings, increased defense spending, European Central Bank interest rate cuts and some progress late in the Period in trade deals with the U.S. that modestly eased significant concerns around the potential impact of U.S. imposed tariffs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS Developed Markets ex North America Large & Mid Cap Index	MSCI World ex USA Index
5/12/20	$10,000	$10,000	$10,000
8/20	$11,657	$11,650	$11,684
8/21	$14,711	$14,716	$14,788
8/22	$11,798	$11,797	$12,044
8/23	$13,830	$13,844	$14,025
8/24	$16,487	$16,515	$16,753
8/25	$18,808	$18,859	$19,246

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced May 12, 2020)	14.08%	10.04%	12.64%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	14.19%	10.11%	12.70%
MSCI World ex USA Index	14.88%	10.49%	13.13%

Performance Inception Date	May 12, 2020
AssetsNet	$ 840,714,530
Advisory Fees Paid, Amount	$ 1,632,811
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$840,714,530
# of Portfolio Holdings as of Period End	911
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$1,632,811

Holdings [Text Block]

Sector Allocation (%)

Financials	24.0%
Industrials	19.0%
Health Care	10.7%
Consumer Discretionary	10.4%
Information Technology	8.1%
Consumer Staples	7.8%
Materials	5.5%
Communication Services	4.9%
Energy	3.3%
Other	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000246478
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Growth Equity ETF
Trading Symbol	GGUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGUS	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Russell 1000 Growth 40 Act Daily Capped Index (Total Return, USD, Unhedged)	Russell 1000® Index
11/28/23	$10,000	$10,000	$10,000
8/24	$12,526	$12,540	$12,505
8/25	$15,182	$15,209	$14,536

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced November 28, 2023)	21.20%	26.79%
Russell 1000 Growth 40 Act Daily Capped Index (Total Return, USD, Unhedged)	21.28%	26.92%
Russell 1000® Index	16.24%	23.69%

Performance Inception Date	Nov. 28, 2023
AssetsNet	$ 352,990,819
Advisory Fees Paid, Amount	$ 329,205
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$352,990,819
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	45%
Total Net Advisory Fees Paid for the Period	$329,205

Holdings [Text Block]

Sector Allocation (%)

Information Technology	44.5%
Consumer Discretionary	14.7%
Communication Services	11.3%
Health Care	8.6%
Financials	8.3%
Industrials	7.5%
Consumer Staples	3.2%
Real Estate	0.6%
Materials	0.4%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 20, 2024, the Fund changed its principal investment strategy to revise its diversification policy and added diversification risk as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000246479
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Value Equity ETF
Trading Symbol	GVUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVUS	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Russell 1000 Value 40 Act Daily Capped Index (Total Return, USD, Unhedged)	Russell 1000® Index
11/28/23	$10,000	$10,000	$10,000
8/24	$12,267	$12,288	$12,505
8/25	$13,392	$13,434	$14,536

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced November 28, 2023)	9.17%	18.06%
Russell 1000 Value 40 Act Daily Capped Index (Total Return, USD, Unhedged)	9.33%	18.27%
Russell 1000® Index	16.24%	23.69%

Performance Inception Date	Nov. 28, 2023
AssetsNet	$ 363,686,360
Advisory Fees Paid, Amount	$ 476,925
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$363,686,360
# of Portfolio Holdings as of Period End	862
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$476,925

Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Industrials	13.0%
Health Care	11.6%
Information Technology	9.9%
Consumer Discretionary	7.9%
Consumer Staples	7.7%
Communication Services	7.7%
Energy	6.0%
Utilities	4.4%
Other	8.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 20, 2024, the Fund changed its principal investment strategy to revise its diversification policy and added diversification risk as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214556
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Equity ETF
Trading Symbol	GSUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. Equity ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSUS	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS United States Large & Mid Cap Index	S&P 500® Index
5/12/20	$10,000	$10,000	$10,000
8/20	$12,403	$12,410	$12,266
8/21	$16,322	$16,345	$16,089
8/22	$14,134	$14,157	$14,282
8/23	$16,412	$16,449	$16,559
8/24	$20,897	$20,960	$21,053
8/25	$24,377	$24,475	$24,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced May 12, 2020)	16.65%	14.46%	18.28%
Solactive GBS United States Large & Mid Cap Index	16.77%	14.54%	18.37%
S&P 500® Index	15.88%	14.73%	18.30%

Performance Inception Date	May 12, 2020
AssetsNet	$ 2,708,562,365
Advisory Fees Paid, Amount	$ 1,715,263
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,708,562,365
# of Portfolio Holdings as of Period End	428
Portfolio Turnover Rate for the Period	2%
Total Net Advisory Fees Paid for the Period	$1,715,263

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.6%
Financials	13.6%
Consumer Discretionary	10.8%
Communication Services	10.5%
Health Care	9.1%
Industrials	8.2%
Consumer Staples	5.1%
Energy	3.0%
Utilities	2.2%
Other	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251207
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic California Municipal Income ETF
Trading Symbol	GCAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic California Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCAL	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Municipal bond performance was influenced most by market technicals, which drove a dramatic steepening of the municipal yield curve. Record amounts of new issuance, coupled with a mismatch in demand, were responsible for the curve steepening. Short-term municipal yields fell amid strong demand for shorter maturity municipal bonds, while long-term municipal yields rose as the supply of longer-maturity municipal bonds overwhelmed demand. Issuance increased during the Period amid concerns surrounding the November 2024 Presidential election and worries about potential changes to the federal tax exemption for municipal securities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Municipal Bond Quality Intermediate - California Index (Total Return, USD, Unhedged)	Bloomberg Municipal Bond Index
7/23/24	$10,000	$10,000	$10,000
8/24	$10,130	$10,127	$10,091
8/25	$10,266	$10,421	$10,099

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced July 23, 2024)	1.34%	2.40%
Bloomberg Municipal Bond Quality Intermediate - California Index (Total Return, USD, Unhedged)	2.90%	3.78%
Bloomberg Municipal Bond Index	0.08%	0.89%

Performance Inception Date	Jul. 23, 2024
AssetsNet	$ 109,556,644
Advisory Fees Paid, Amount	$ 56,857
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$109,556,644
# of Portfolio Holdings as of Period End	259
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$56,857

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	12.0%
Hospital	11.8%
Water/Sewer	8.7%
School District GO	8.6%
Airport	7.4%
Sales Tax	5.8%
Charter School	4.9%
Muni Electric	4.8%
University	4.0%
Pre-refunded	3.2%
Corporate	3.1%
State GO	3.0%
City/County Appropriation	2.9%
Education Other	2.8%
Other	18.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective August 1, 2025, the Fund’s Investment Adviser agreed to waive a portion of its management fee to achieve an effective net management fee rate of 0.30% of the Fund’s average daily net assets through at least December 29, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251208
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic New York Municipal Income ETF
Trading Symbol	GMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic New York Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMNY	$34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Municipal bond performance was influenced most by market technicals, which drove a dramatic steepening of the municipal yield curve. Record amounts of new issuance, coupled with a mismatch in demand, were responsible for the curve steepening. Short-term municipal yields fell amid strong demand for shorter maturity municipal bonds, while long-term municipal yields rose as the supply of longer-maturity municipal bonds overwhelmed demand. Issuance increased during the Period amid concerns surrounding the November 2024 Presidential election and worries about potential changes to the federal tax exemption for municipal securities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Municipal Bond Quality Intermediate - New York Index (Total Return, USD, Unhedged)	Bloomberg Municipal Bond Index
7/23/24	$10,000	$10,000	$10,000
8/24	$10,104	$10,119	$10,091
8/25	$10,112	$10,367	$10,099

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced July 23, 2024)	0.08%	1.01%
Bloomberg Municipal Bond Quality Intermediate - New York Index (Total Return, USD, Unhedged)	2.45%	3.29%
Bloomberg Municipal Bond Index	0.08%	0.89%

Performance Inception Date	Jul. 23, 2024
AssetsNet	$ 19,552,271
Advisory Fees Paid, Amount	$ 20,268
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$19,552,271
# of Portfolio Holdings as of Period End	119
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$20,268

Holdings [Text Block]

Sector Allocation (%)

University	14.7%
Sales Tax	8.3%
Special Tax	8.3%
Hospital	6.7%
Airport	6.2%
School District GO	5.1%
Water/Sewer	5.0%
Corporate	4.7%
Transportation	4.4%
Charter School	4.3%
City/County GO	4.0%
Stadium	3.9%
Muni Electric	3.5%
Airline	3.4%
Other	16.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective August 1, 2025, the Fund’s Investment Adviser agreed to waive a portion of its management fee to achieve an effective net management fee rate of 0.30% of the Fund’s average daily net assets through at least December 29, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251209
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Municipal Income ETF
Trading Symbol	GMUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUB	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Municipal bond performance was influenced most by market technicals, which drove a dramatic steepening of the municipal yield curve. Record amounts of new issuance, coupled with a mismatch in demand, were responsible for the curve steepening. Short-term municipal yields fell amid strong demand for shorter maturity municipal bonds, while long-term municipal yields rose as the supply of longer-maturity municipal bonds overwhelmed demand. Issuance increased during the Period amid concerns surrounding the November 2024 Presidential election and worries about potential changes to the federal tax exemption for municipal securities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index	Bloomberg Municipal Bond Index
7/23/24	$10,000	$10,000	$10,000
8/24	$10,098	$10,101	$10,091
8/25	$10,333	$10,297	$10,099

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced July 23, 2024)	2.33%	3.01%
Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index	1.94%	2.67%
Bloomberg Municipal Bond Index	0.08%	0.89%

Performance Inception Date	Jul. 23, 2024
AssetsNet	$ 93,816,381
Advisory Fees Paid, Amount	$ 32,930
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$93,816,381
# of Portfolio Holdings as of Period End	303
Portfolio Turnover Rate for the Period	154%
Total Net Advisory Fees Paid for the Period	$32,930

Holdings [Text Block]

Sector Allocation (%)

Hospital	12.6%
University	8.6%
School District GO	7.3%
Special Assessment	6.6%
Sales Tax	6.5%
Airport	5.9%
Muni Electric	5.9%
VRDN	5.8%
City/County GO	5.0%
Corporate	5.0%
Water/Sewer	4.6%
Corporate Elec	3.5%
Special Tax	3.3%
Toll	3.0%
Other	18.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Ultra Short Municipal Income ETF
Trading Symbol	GUMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Ultra Short Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUMI	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Municipal bond performance was influenced most by market technicals, which drove a dramatic steepening of the municipal yield curve. Record amounts of new issuance, coupled with a mismatch in demand, were responsible for the curve steepening. Short-term municipal yields fell amid strong demand for shorter maturity municipal bonds, while long-term municipal yields rose as the supply of longer-maturity municipal bonds overwhelmed demand. Issuance increased during the Period amid concerns surrounding the November 2024 Presidential election and worries about potential changes to the federal tax exemption for municipal securities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg Municipal Short-term Index	Bloomberg Municipal Bond Index
7/23/24	$10,000	$10,000	$10,000
8/24	$10,050	$10,044	$10,091
8/25	$10,395	$10,362	$10,099

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced July 23, 2024)	3.43%	3.56%
Bloomberg Municipal Short-term Index	3.17%	3.26%
Bloomberg Municipal Bond Index	0.08%	0.89%

Performance Inception Date	Jul. 23, 2024
AssetsNet	$ 13,848,756
Advisory Fees Paid, Amount	$ 10,765
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$13,848,756
# of Portfolio Holdings as of Period End	162
Portfolio Turnover Rate for the Period	145%
Total Net Advisory Fees Paid for the Period	$10,765

Holdings [Text Block]

Sector Allocation (%)

VRDN	15.2%
Hospital	14.8%
School District GO	9.8%
City/County GO	8.8%
Airport	6.3%
Misc	5.8%
Solid Waste	4.7%
State Housing	3.9%
State Appropriation	3.9%
University	3.5%
Sales Tax	3.3%
State GO	3.3%
City/County Appropriation	3.2%
Water/Sewer	2.7%
Other	15.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000254693
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Large Cap Buffer 1 ETF
Trading Symbol	GBXA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 1 ETF (the “Fund”) for the period of December 30, 2024 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXA	$33Footnote Reference*	0.48%Footnote Reference**
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote**	Annualized

Expenses Paid, Amount	$ 33	[3]
Expense Ratio, Percent	0.48%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	S&P 500® Index
12/30/24	$10,000	$10,000
8/25	$10,460	$11,032

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced December 30, 2024)	4.60%
S&P 500® Index	10.32%

Performance Inception Date	Dec. 30, 2024
AssetsNet	$ 6,276,247
Advisory Fees Paid, Amount	$ 12,325
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$6,276,247
# of Portfolio Holdings as of Period End	5
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$12,325

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity Call Options	42.4	0.0	42.4	-42.4
Developed Equity	101.2	101.2	-	101.2
Developed Equity Put Options	8.9	7.3	1.7	5.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000254694
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Large Cap Buffer 2 ETF
Trading Symbol	GBXB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 2 ETF (the “Fund”) for the period of January 30, 2025 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXB	$28Footnote Reference*	0.48%Footnote Reference**
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote**	Annualized

Expenses Paid, Amount	$ 28	[5]
Expense Ratio, Percent	0.48%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	S&P 500® Index
1/30/25	$10,000	$10,000
8/25	$10,224	$10,725

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced January 30, 2025)	2.32%
S&P 500® Index	7.25%

Performance Inception Date	Jan. 30, 2025
AssetsNet	$ 5,627,010
Advisory Fees Paid, Amount	$ 12,348
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,627,010
# of Portfolio Holdings as of Period End	6
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$12,348

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity Call Options	31.3	0.0	31.3	-31.3
Developed Equity	100.0	100.0	-	100.0
Developed Equity Put Options	22.1	17.6	4.6	13.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000254695
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Large Cap Buffer 3 ETF
Trading Symbol	GBXC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 3 ETF (the “Fund”) for the period of February 27, 2025 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXC	$25Footnote Reference*	0.48%Footnote Reference**
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote**	Annualized

Expenses Paid, Amount	$ 25	[7]
Expense Ratio, Percent	0.48%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	S&P 500® Index
2/27/25	$10,000	$10,000
8/25	$10,396	$11,096

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced February 27, 2025)	4.04%
S&P 500® Index	10.96%

Performance Inception Date	Feb. 27, 2025
AssetsNet	$ 8,845,447
Advisory Fees Paid, Amount	$ 15,484
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$8,845,447
# of Portfolio Holdings as of Period End	6
Portfolio Turnover Rate for the Period	1%
Total Net Advisory Fees Paid for the Period	$15,484

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	99.5	99.5	-	99.5
Developed Equity Call Options	23.7	0.0	23.7	-23.7
Developed Equity Put Options	33.8	26.2	7.6	18.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000260524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Bond ETF
Trading Symbol	GBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Bond ETF (the “Fund”) for the period of June 24, 2025 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBND	$5Footnote Reference*	0.24%Footnote Reference**
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote**	Annualized

Expenses Paid, Amount	$ 5	[9]
Expense Ratio, Percent	0.24%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income markets was broadly influenced by Federal Reserve (Fed) monetary policy, macroeconomic data and geopolitics. The Fed maintained a cautious stance, holding the targeted federal funds rate steady in a range between 4.25% and 4.50%. Fed officials continued to emphasize data dependency, closely monitoring economic readings. Inflation remained a central focus, with the Consumer Price Index rising from 2.7% in July 2025 to 2.9% in August. The labor market showed signs of weakness, as hiring slowed and the unemployment rate increased from 4.2% in July to 4.3% in August. U.S. economic growth strengthened in the second calendar quarter, driven by increased consumer spending and a notable decrease in imports. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism, had a significant impact on investor sentiment. The Administration’s tariff measures, alongside ongoing international conflicts, fueled market volatility and raised concerns about the potential of higher consumer costs and a decline in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg U.S. Aggregate Bond Index
6/24/25	$10,000	$10,000
8/25	$10,153	$10,140

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced June 24, 2025)	1.53%
Bloomberg U.S. Aggregate Bond Index	1.40%

Performance Inception Date	Jun. 24, 2025
AssetsNet	$ 20,226,844
Advisory Fees Paid, Amount	$ 9,007
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$20,226,844
# of Portfolio Holdings as of Period End	190
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$9,007

Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	39.5
U.S. Treasury Notes	34.0
Corporate Obligations	23.3
Asset-Backed Securities	15.0
Foreign Corporate Debt	2.6
Collateralized Mortgage Obligations	2.0
Sovereign Debt Obligations	1.7
U.S. Treasury Bonds	0.3
Other	6.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000260525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Corporate Bond ETF
Trading Symbol	GIGL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Corporate Bond ETF (the “Fund”) for the period of June 24, 2025 to August 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGL	$5Footnote Reference*	0.28%Footnote Reference**
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote**	Annualized

Expenses Paid, Amount	$ 5	[11]
Expense Ratio, Percent	0.28%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income markets was broadly influenced by Federal Reserve (Fed) monetary policy, macroeconomic data and geopolitics. The Fed maintained a cautious stance, holding the targeted federal funds rate steady in a range between 4.25% and 4.50%. Fed officials continued to emphasize data dependency, closely monitoring economic readings. Inflation remained a central focus, with the Consumer Price Index rising from 2.7% in July 2025 to 2.9% in August. The labor market showed signs of weakness, as hiring slowed and the unemployment rate increased from 4.2% in July to 4.3% in August. U.S. economic growth strengthened in the second calendar quarter, driven by increased consumer spending and a notable decrease in imports. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism, had a significant impact on investor sentiment. The Administration’s tariff measures, alongside ongoing international conflicts, fueled market volatility and raised concerns about the potential of higher consumer costs and a decline in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Bloomberg U.S. Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
6/24/25	$10,000	$10,000	$10,000
8/25	$10,163	$10,163	$10,140

Average Annual Return [Table Text Block]
Since Inception
Shares based on NAV (Commenced June 24, 2025)	1.63%
Bloomberg U.S. Credit Bond Index	1.63%
Bloomberg U.S. Aggregate Bond Index	1.40%

Performance Inception Date	Jun. 24, 2025
AssetsNet	$ 11,381,866
Advisory Fees Paid, Amount	$ 6,057
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$11,381,866
# of Portfolio Holdings as of Period End	203
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$6,057

Holdings [Text Block]

Sector Allocation (%)

Banks	20.9
Consumer Noncyclical	10.7
Consumer Cyclical	9.2
Technology	6.1
REITs and Real Estate	5.7
Electric	4.5
Capital Goods	4.4
Energy	4.3
Healthcare	4.3
Other	27.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000207250
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Ultra Short Bond ETF
Trading Symbol	GSST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Ultra Short Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSST	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the U.S. fixed income market was broadly influenced by rising long-term interest rates, steepening yield curves and tightening credit spreads. Volatility increased amid shifting expectations about the pace and magnitude of Federal Reserve (Fed) rate cuts, U.S. Administration fiscal policy and geopolitical events. In September 2024, when the Period began, the Fed launched its long-awaited easing cycle, cutting the targeted federal funds rate by 50 basis points on the back of a perceived slowdown in the U.S. labor market. Two more interest rate cuts, each 25 basis points, followed in November and December. Fed policymakers indicated they would continue to balance inflation risks with potential labor market weakness. After inflation increased slightly at the start of 2025, the Fed paused its easing cycle. Geopolitical tensions, particularly the U.S. Administration’s focus on trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of higher consumer costs and a drop in global economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	FTSE Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/15/19	$10,000	$10,000	$10,000
8/19	$10,175	$10,090	$10,637
8/20	$10,407	$10,209	$11,325
8/21	$10,468	$10,215	$11,316
8/22	$10,408	$10,260	$10,013
8/23	$10,850	$10,716	$9,893
8/24	$11,579	$11,321	$10,616
8/25	$12,188	$11,852	$10,949

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Shares based on NAV (Commenced April 15, 2019)	5.26%	3.21%	3.15%
FTSE Three-Month U.S. Treasury Bill Index	4.69%	3.03%	2.70%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.43%

Performance Inception Date	Apr. 15, 2019
AssetsNet	$ 1,002,665,659
Advisory Fees Paid, Amount	$ 1,195,054
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,002,665,659
# of Portfolio Holdings as of Period End	402
Portfolio Turnover Rate for the Period	127%
Total Net Advisory Fees Paid for the Period	$1,195,054

Holdings [Text Block]

Sector Allocation (%)

Corporate Obligations	28.3
Foreign Corporate Debt	25.4
Asset-Backed Securities	19.1
Mortgage-Backed Securities	7.5
Commercial Paper	7.3
U.S. Treasury Notes	7.0
Certificate of Deposit	3.5
U.S. Government Agency Obligations	0.4
Other	2.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 11, 2025, the Fund changed its name from Goldman Sachs Access Ultra Short Bond ETF to the Goldman Sachs Ultra Short Bond ETF. This change did not affect the Fund’s investment objective, principal investment strategy or current portfolio holdings.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
[2]	Annualized
[3]	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
[4]	Annualized
[5]	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
[6]	Annualized
[7]	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
[8]	Annualized
[9]	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
[10]	Annualized
[11]	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
[12]	Annualized